Quarterly Results of Operations (unaudited) - Summary of Unaudited Quarterly Results of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 1,139.5	$ 1,057.3	$ 1,025.3	$ 1,066.8	$ 1,193.5	$ 1,117.9	$ 1,117.5	$ 1,158.9	$ 4,288.9		$ 4,587.8		$ 4,852.6
Gross profit	225.1	186.3	189.2	196.2	251.5	214.0	215.1	211.6	796.8		892.2		978.1
(Loss) income before income taxes from continuing operations	19.9	(97.4)	(56.9)	(21.4)	(2.9)	15.2	(25.8)	(44.1)	(155.8)		(57.6)		(28.5)
Net (loss) income from continuing operations	15.3	(61.0)	(50.1)	(14.5)	(4.4)	12.2	(19.5)	(34.5)	(110.3)		(46.2)		111.3
Net (loss) income from discontinued operations	0.2	(116.8)	(121.7)	(12.4)	(9.5)	(9.6)	0.0	0.9	(250.7)		(18.2)		(390.8)
Net loss	$ 15.5	$ (177.8)	$ (171.8)	$ (26.9)	$ (13.9)	$ 2.6	$ (19.5)	$ (33.6)	$ (361.0)		$ (64.4)		$ (279.5)
Earnings (loss) per common share - basic:
Continuing operations (in usd per share)	$ 0.27	$ (1.08)	$ (0.89)	$ (0.26)	$ (0.08)	$ 0.22	$ (0.35)	$ (0.61)	$ (1.96)		$ (0.83)		$ 1.95
Discontinued operations (in usd per share)	0	(2.07)	(2.16)	(0.22)	(0.17)	(0.17)	0	0.02	(4.46)		(0.33)		(6.84)
Net (loss) earnings per share basic (in usd per share)	0.27	(3.16)	(3.05)	(0.48)	(0.25)	0.05	(0.35)	(0.59)	(6.42)	[1]	(1.15)	[1]	(4.89)	[1]
Earnings (loss) per common share - diluted:
Continuing operations (in usd per share)	0.27	(1.08)	(0.89)	(0.26)	(0.08)	0.22	(0.35)	(0.61)	(1.96)		(0.83)		1.93
Discontinued operations (in usd per share)	0	(2.07)	(2.16)	(0.22)	(0.17)	(0.17)	0	0.02	(4.46)		(0.33)		(6.78)
Net (loss) earnings per share diluted (in usd per share)	$ 0.27	$ (3.16)	$ (3.05)	$ (0.48)	$ (0.25)	$ 0.05	$ (0.35)	$ (0.59)	$ (6.42)	[1]	$ (1.15)	[1]	$ (4.85)	[1]

[1]	The sum of the individual per share amounts may not add due to rounding.